Changes in Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses USD ($)		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment USD ($)	Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment JPY (¥)	Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment JPY (¥)	Mar. 31, 2009 Direct Financing Leases and Probable Loan Losses Restatement Adjustment JPY (¥)	Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement USD ($)		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement JPY (¥)		Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement JPY (¥)		Mar. 31, 2009 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement JPY (¥)
Beginning balance	$ 1,875		¥ 154,150		$ 1,875		¥ 154,150		¥ 157,523		¥ 158,544		$ 1,875	¥ 154,150	¥ 189,704	¥ 158,544	$ 0	[1]	¥ 0	[1]	¥ 32,181	[1]	¥ 0	[1]
Provision charged to income	234		19,215		234		19,215		31,103		71,525
Charge-offs	(470)		(38,610)		(470)		(38,610)		(61,829)		(60,412)
Recoveries	29		2,351		29		2,351		175		2,615
Other	(6)	[2]	(518)	[2]	(6)	[2]	(518)	[2]	(5,003)	[2]	(14,749)	[2]
Ending Balance	$ 1,662		¥ 136,588		$ 1,662		¥ 136,588		¥ 154,150		¥ 157,523		$ 1,875	¥ 154,150	¥ 189,704	¥ 158,544	$ 0	[1]	¥ 0	[1]	¥ 32,181	[1]	¥ 0	[1]

[1]	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
[2]	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.